Schedule of Investments - InfraCap MLP ETF

July 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 129.0%
Energy - 128.8%
Cheniere Energy Partners LP(1)	220,551	$12,719,176
Cheniere Energy, Inc.(1)(2)	106,972	25,232,555
Delek Logistics Partners LP	193,279	8,912,095
Enbridge, Inc. (Canada)	1,510	68,388
Energy Transfer LP(1)(2)	3,754,134	67,724,577
Enterprise Products Partners LP(1)(2)	1,808,951	56,059,391
Genesis Energy LP(1)(2)	575,953	9,998,544
Global Partners LP	145,301	7,628,303
Hess Midstream LP Class A	1,388,075	60,422,905
Kinder Morgan, Inc.(1)(2)	475,860	13,352,632
Marathon Petroleum Corp.(2)	9,936	1,691,008
MPLX LP(1)(2)	1,182,455	62,078,888
ONEOK, Inc.(1)(2)	70,647	5,800,825
Phillips 66(2)	35,507	4,387,955
Plains All American Pipeline LP(1)(2)	3,083,185	56,268,126
South Bow Corp. (Canada)(1)	22,604	593,581
Sunoco LP(1)(2)	987,831	54,636,933
Targa Resources Corp.(1)(2)	74,047	12,322,161
USA Compression Partners LP	298,789	7,126,118
Valero Energy Corp.(2)	7,553	1,037,102
Venture Global, Inc. Class A(2)	118,530	1,817,065
Western Midstream Partners LP(1)(2)	1,377,834	56,119,179
Williams Cos., Inc. (The)(1)(2)	223,079	13,373,586
Total Energy		539,371,093
Utilities - 0.2%
Suburban Propane Partners LP	43,452	818,201
Total Common Stocks
(Cost $504,772,309)		540,189,294

PREFERRED STOCKS - 0.7%

Energy - 0.7%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	1,006	17,042
Energy Transfer LP, Series I, 9.25%	236,540	2,730,854
Total Energy		2,747,896

Total Preferred Stocks
(Cost $2,271,125)		2,747,896

TOTAL INVESTMENTS - 129.7%
(Cost $507,043,434)		542,937,190
Liabilities in Excess of Other Assets - (29.7)%		(124,208,198)
Net Assets - 100.0%		$418,728,992

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.2)%
Written Call Options
Cheniere Energy Inc., Expires 08/04/25, Strike Price $270.00	(5,000)	(50)	$0
Cheniere Energy, Inc., Expires 08/08/25, Strike Price $275.00	(5,000)	(50)	(150)
Cheniere Energy, Inc., Expires 08/15/25, Strike Price $250.00	(5,000)	(50)	(8,350)
Cheniere Energy, Inc., Expires 08/15/25, Strike Price $260.00	(10,000)	(100)	(5,000)
Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Cheniere Energy, Inc., Expires 08/15/25, Strike Price $270.00	(7,500)	(75)	$(1,875)
Cheniere Energy, Inc., Expires 08/22/25, Strike Price $265.00	(10,000)	(100)	(6,250)
Cheniere Energy, Inc., Expires 08/29/25, Strike Price $260.00	(10,000)	(100)	(12,500)
Cheniere Energy, Inc., Expires 08/29/25, Strike Price $270.00	(10,000)	(100)	(6,000)
Energy Transfer LP, Expires 08/04/25, Strike Price $19.50	(50,000)	(500)	0
Energy Transfer LP, Expires 08/15/25, Strike Price $18.00	(200,000)	(2,000)	(58,000)
Energy Transfer LP, Expires 08/15/25, Strike Price $20.00	(50,000)	(500)	(1,000)
Energy Transfer LP, Expires 08/22/25, Strike Price $18.50	(32,000)	(320)	(4,480)
Energy Transfer LP, Expires 08/22/25, Strike Price $19.00	(1,000)	(10)	(50)
Energy Transfer LP, Expires 08/29/25, Strike Price $18.50	(100,000)	(1,000)	(18,000)
Energy Transfer LP, Expires 08/29/25, Strike Price $19.00	(202,000)	(2,020)	(14,140)
Enterprise Products Partners LP, Expires 08/15/25, Strike Price $33.00	(150,000)	(1,500)	(3,000)
Enterprise Products Partners LP, Expires 08/29/25, Strike Price $32.00	(103,000)	(1,030)	(20,600)
Genesis Energy LP, Expires 08/15/25, Strike Price $17.50	(50,000)	(500)	(23,500)
Kinder Morgan, Inc., Expires 08/04/25, Strike Price $31.00	(25,000)	(250)	0
Kinder Morgan, Inc., Expires 08/08/25, Strike Price $31.00	(50,000)	(500)	0
Kinder Morgan, Inc., Expires 08/15/25, Strike Price $28.00	(50,000)	(500)	(28,500)
Kinder Morgan, Inc., Expires 08/15/25, Strike Price $30.00	(50,000)	(500)	(2,500)
Kinder Morgan, Inc., Expires 08/15/25, Strike Price $31.00	(30,000)	(300)	(300)
Kinder Morgan, Inc., Expires 08/22/25, Strike Price $28.00	(50,000)	(500)	(33,000)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2025 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Kinder Morgan, Inc., Expires 08/22/25, Strike Price $30.00	(50,000)	(500)	$(4,500)
Kinder Morgan, Inc., Expires 08/29/25, Strike Price $29.00	(100,000)	(1,000)	(35,000)
Marathon Petroleum Corp., Expires 08/15/25, Strike Price $192.50	(5,000)	(50)	(650)
MPLX LP, Expires 08/15/25, Strike Price $55.00	(25,000)	(250)	(1,750)
MPLX LP, Expires 09/19/25, Strike Price $55.00	(1,800)	(18)	(522)
ONEOK, Inc., Expires 08/15/25, Strike Price $85.00	(10,000)	(100)	(8,200)
ONEOK, Inc., Expires 08/15/25, Strike Price $90.00	(55,000)	(550)	(6,600)
Phillips 66, Expires 08/15/25, Strike Price $139.00	(30,000)	(300)	(1,800)
Plains All American Pipeline LP, Expires 08/15/25, Strike Price $19.00	(200,000)	(2,000)	(24,000)
Plains All American Pipeline LP, Expires 08/22/25, Strike Price $19.00	(100,000)	(1,000)	(15,000)
Sunoco LP, Expires 08/15/25, Strike Price $55.00	(75,000)	(750)	(75,000)
Sunoco LP, Expires 08/15/25, Strike Price $57.50	(20,000)	(200)	(3,500)
Targa Resources Corp., Expires 08/15/25, Strike Price $180.00	(10,000)	(100)	(13,000)
Targa Resources Corp., Expires 08/15/25, Strike Price $185.00	(10,000)	(100)	(5,500)
Targa Resources Corp., Expires 08/15/25, Strike Price $190.00	(35,000)	(350)	(19,250)
Targa Resources Corp., Expires 08/15/25, Strike Price $195.00	(10,000)	(100)	(1,500)
Valero Energy Corp., Expires 08/15/25, Strike Price $160.00	(5,000)	(50)	(925)
Venture Global, Inc., Expires 08/15/25, Strike Price $17.50	(20,000)	(200)	(8,000)
Venture Global, Inc., Expires 08/15/25, Strike Price $20.00	(62,500)	(625)	(9,375)
Venture Global, Inc., Expires 08/15/25, Strike Price $22.50	(12,500)	(125)	(875)
Western Midstream Partners LP, Expires 08/15/25, Strike Price $40.00	(25,000)	(250)	(20,500)
Western Midstream Partners LP, Expires 08/15/25, Strike Price $41.00	(75,000)	(750)	(25,500)
Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Williams Cos., Inc. (The), Expires 08/04/25, Strike Price $62.00	(10,000)	(100)	$(1,400)
Williams Cos., Inc. (The), Expires 08/04/25, Strike Price $64.00	(20,000)	(200)	0
Williams Cos., Inc. (The), Expires 08/15/25, Strike Price $62.00	(20,000)	(200)	(18,000)
Williams Cos., Inc. (The), Expires 08/15/25, Strike Price $65.00	(30,000)	(300)	(6,300)
Williams Cos., Inc. (The), Expires 08/22/25, Strike Price $62.00	(20,000)	(200)	(19,000)
Williams Cos., Inc. (The), Expires 08/22/25, Strike Price $63.00	(30,000)	(300)	(21,000)
Williams Cos., Inc. (The), Expires 08/29/25, Strike Price $63.00	(50,000)	(500)	(40,000)
Written Put Options
Cheniere Energy Inc., Expires 08/04/25, Strike Price $215.00	(5,000)	(50)	(250)
Cheniere Energy, Inc., Expires 08/04/25, Strike Price $232.50	(3,000)	(30)	(1,800)
Cheniere Energy, Inc., Expires 08/08/25, Strike Price $220.00	(5,000)	(50)	(4,650)
Cheniere Energy, Inc., Expires 08/15/25, Strike Price $210.00	(5,000)	(50)	(2,500)
Cheniere Energy, Inc., Expires 08/15/25, Strike Price $217.50	(5,000)	(50)	(6,850)
Cheniere Energy, Inc., Expires 08/15/25, Strike Price $220.00	(7,500)	(75)	(10,875)
Cheniere Energy, Inc., Expires 08/22/25, Strike Price $215.00	(5,000)	(50)	(6,000)
Marathon Petroleum Corp., Expires 08/08/25, Strike Price $152.50	(5,000)	(50)	(1,875)
Marathon Petroleum Corp., Expires 08/08/25, Strike Price $155.00	(5,000)	(50)	(2,250)
Marathon Petroleum Corp., Expires 08/15/25, Strike Price $155.00	(10,000)	(100)	(8,100)
Marathon Petroleum Corp., Expires 08/15/25, Strike Price $157.50	(10,000)	(100)	(10,750)
Marathon Petroleum Corp., Expires 08/22/25, Strike Price $150.00	(10,000)	(100)	(7,100)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2025 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Put Options (continued)
Marathon Petroleum Corp., Expires 08/22/25, Strike Price $155.00	(10,000)	(100)	$(12,000)
Marathon Petroleum Corp., Expires 08/29/25, Strike Price $155.00	(10,000)	(100)	(16,000)
ONEOK, Inc., Expires 08/15/25, Strike Price $70.00	(25,000)	(250)	(3,750)
ONEOK, Inc., Expires 08/15/25, Strike Price $75.00	(27,900)	(279)	(11,718)
ONEOK, Inc., Expires 09/19/25, Strike Price $70.00	(20,000)	(200)	(9,400)
Phillips 66, Expires 08/04/25, Strike Price $112.00	(10,000)	(100)	0
Phillips 66, Expires 08/15/25, Strike Price $110.00	(10,000)	(100)	(2,300)
Phillips 66, Expires 08/15/25, Strike Price $114.00	(20,000)	(200)	(9,600)
Phillips 66, Expires 08/22/25, Strike Price $114.00	(12,500)	(125)	(11,500)
Phillips 66, Expires 08/22/25, Strike Price $115.00	(10,000)	(100)	(11,000)
Phillips 66, Expires 08/29/25, Strike Price $105.00	(20,000)	(200)	(5,800)
Plains All American Pipeline LP, Expires 08/15/25, Strike Price $17.00	(11,000)	(110)	(330)
Valero Energy Corp., Expires 08/04/25, Strike Price $129.00	(10,000)	(100)	(700)
Valero Energy Corp., Expires 08/15/25, Strike Price $110.00	(10,000)	(100)	(500)
Valero Energy Corp., Expires 08/15/25, Strike Price $120.00	(10,000)	(100)	(5,050)
Valero Energy Corp., Expires 08/15/25, Strike Price $125.00	(10,000)	(100)	(4,400)
Valero Energy Corp., Expires 08/22/25, Strike Price $128.00	(20,000)	(200)	(24,800)
Valero Energy Corp., Expires 08/29/25, Strike Price $120.00	(10,000)	(100)	(4,000)
Valero Energy Corp., Expires 08/29/25, Strike Price $130.00	(10,000)	(100)	(20,000)
Total Written Options - (0.2)%
(Premiums Received $901,550)			$(849,690)

(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2025 was $320,752,663, or 76.6% of net assets.
(2)	Subject to written call options.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$540,189,294	$—	$—	$540,189,294
Preferred Stocks	2,747,896	—	—	2,747,896
Total	$542,937,190	$—	$—	$542,937,190
Liability Valuation Inputs
Written Options	$811,260	$38,430	$—	$849,690
Total	$811,260	$38,430	$—	$849,690